Dreyfus Small Cap Equity Fund (Prospectus Summary) | Dreyfus Small Cap Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Small Cap Equity Fund	Class A	Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	4.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Small Cap Equity Fund		Class A	Class B	Class C	Class I
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees		none	0.75%	0.75%	none
Other expenses (including shareholder services fees)	[1]	0.69%	1.07%	0.64%	0.48%
Total annual fund operating expenses		1.49%	2.62%	2.19%	1.28%
Fee waiver and/or expense reimbursement		(0.10%)	(0.38%)		(0.12%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[2]	1.39%	2.24%	2.19%	1.16%
[1]	Other expenses include an administration fee of 0.10% payable to The Dreyfus Corporation and fees for miscellaneous items such as transfer agency, custody, professional and registration fees.
[2]	The Dreyfus Corporation and The Boston Company Asset Management, LLC have contractually agreed, with respect to each class, to assume the expenses of the class so that such expenses do not exceed an annual rate of 1.39% for Class A, 2.24% for Class B, 2.22% for Class C, and 1.16% for Class I. This agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation and The Boston Company
Asset Management, LLC. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Small Cap Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	708	1,010	1,333	2,244
Class B	627	1,078	1,556	2,394
Class C	322	685	1,175	2,524
Class I	118	394	691	1,535

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Small Cap Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	708	1,010	1,333	2,244
Class B	227	778	1,356	2,394
Class C	222	685	1,175	2,524
Class I	118	394	691	1,535

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
76.95% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap
U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are within the range of market capitalizations of companies included in the Russell 2500TM
Index.

The fund's portfolio managers employ a value-based investment style and measure value by evaluating a company's valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry.

The portfolio managers focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near- or mid-term price increase.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market  performance.
The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

Effective August 1, 2007, the fund commenced investing directly in portfolio securities. For the period February 1, 2003 to August 1, 2007, the fund operated as a "feeder fund" in a master/feeder fund arrangement, investing all of its investable assets in a "master portfolio" with the same investment objective and policies as the fund and the same investment adviser that is the fund's current investment adviser. These performance figures for the fund represent for such period the performance of the fund as a feeder fund. For periods prior to
February 1, 2003, these performance figures for the fund represent solely the performance of the master portfolio (which reflects the performance of its predecessor fund) in which the fund previously invested all of its investable assets. Performance figures for the master portfolio have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected, such performance would have been lower.
The bar chart shows changes in the performance of the fund's Class A shares from year to year.
Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2003: 22.52% Worst Quarter Q4, 2008 : -23.70%
After-tax performance is shown only for Class A shares (based on the fund's performance as a feeder fund for the period February 1, 2003 to August 1, 2007, and the master portfolio's performance for periods prior to February 1, 2003, adjusted to reflect the sales load applicable to the fund's Class A shares).
After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus Small Cap Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A returns before taxes	(10.42%)	(2.16%)	6.67%
Class A After Taxes on Distributions	Class A returns after taxes on distributions	(12.04%)	(3.01%)	6.02%
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	(5.50%)	(2.02%)	5.67%
Class B	Class B returns before taxes	(9.01%)	(2.06%)	6.88%
Class C	Class C returns before taxes	(6.58%)	(1.74%)	6.56%
Class I	Class I returns before taxes	(4.73%)	(0.68%)	7.57%
Russell 2500TM Value Index	Russell 2500TM Value Index reflects no deduction for fees, expenses or taxes	(3.36%)	(0.58%)	7.16%